UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Legg Mason Partners Variable Portfolios III, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

LEGG MASON PARTNERS VARIABLE LARGE CAP VALUE PORTFOLIO

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP GROWTH PORTFOLIO

FORM N-Q

JANUARY 31, 2007

LEGG MASON PARTNERS VARIABLE LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 14.6%
Hotels, Restaurants & Leisure - 2.0%
133,300	McDonald’s Corp.	$5,911,855

Household Durables - 1.3%
127,800	Newell Rubbermaid Inc.	3,775,212

Internet and Catalog Retail - 0.8%
97,625	Liberty Media Holding Corp., Interactive Group, Series A Shares*	2,379,121

Media - 7.8%
98,500	EchoStar Communications Corp., Class A Shares*	3,973,490
19,505	Liberty Media Holding Corp., Capital Group, Series A Shares*	1,995,361
359,500	News Corp., Class B Shares	8,789,775
111,500	SES Global SA, FDR	1,934,934
277,600	Time Warner Inc.	6,071,112

	Total Media	22,764,672

Multiline Retail - 1.2%
56,700	Target Corp.	3,479,112

Specialty Retail - 1.5%
111,200	Home Depot Inc.	4,530,288

	TOTAL CONSUMER DISCRETIONARY	42,840,260

CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 2.0%
123,600	Wal-Mart Stores Inc.	5,894,484

Household Products - 1.8%
77,400	Kimberly-Clark Corp.	5,371,560

Tobacco - 3.6%
118,800	Altria Group Inc.	10,381,932

	TOTAL CONSUMER STAPLES	21,647,976

ENERGY - 6.4%
Energy Equipment & Services - 1.6%
79,200	GlobalSantaFe Corp.	4,594,392

Oil, Gas & Consumable Fuels - 4.8%
48,300	Royal Dutch Shell PLC, ADR, Class A Shares	3,296,475
44,500	Suncor Energy Inc.	3,308,575
111,900	Total SA, ADR	7,614,795

	Total Oil, Gas & Consumable Fuels	14,219,845

	TOTAL ENERGY	18,814,237

FINANCIALS - 30.0%
Capital Markets - 5.0%
82,300	Bank of New York Co. Inc.	3,292,823
18,100	Goldman Sachs Group Inc.	3,840,096
81,000	Merrill Lynch & Co. Inc.	7,578,360

	Total Capital Markets	14,711,279

Commercial Banks - 3.8%
99,435	Wachovia Corp.	5,618,078
153,300	Wells Fargo & Co.	5,506,536

	Total Commercial Banks	11,124,614

Consumer Finance - 4.9%
114,500	American Express Co.	6,666,190
95,400	Capital One Financial Corp.	7,670,160

	Total Consumer Finance	14,336,350

Diversified Financial Services - 4.6%
115,700	Bank of America Corp.	6,083,506

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Diversified Financial Services - 4.6% (continued)
148,600	JPMorgan Chase & Co.	$7,568,198

	Total Diversified Financial Services	13,651,704

Insurance - 10.2%
78,710	AFLAC Inc.	3,747,383
81,100	American International Group Inc.	5,551,295
90,900	Chubb Corp.	4,730,436
158,100	Loews Corp.	6,871,026
150,300	Marsh & McLennan Cos. Inc.	4,433,850
93,200	St. Paul Travelers Cos. Inc.	4,739,220

	Total Insurance	30,073,210

Thrifts & Mortgage Finance - 1.5%
66,800	Freddie Mac	4,337,324

	TOTAL FINANCIALS	88,234,481

HEALTH CARE - 7.7%
Health Care Providers & Services - 3.5%
97,500	UnitedHealth Group Inc.	5,095,350
66,300	WellPoint Inc.*	5,196,594

	Total Health Care Providers & Services	10,291,944

Pharmaceuticals - 4.2%
88,000	Abbott Laboratories	4,664,000
45,200	Johnson & Johnson	3,019,360
79,900	Novartis AG, ADR	4,609,431

	Total Pharmaceuticals	12,292,791

	TOTAL HEALTH CARE	22,584,735

INDUSTRIALS - 12.6%
Aerospace & Defense - 5.5%
51,900	Boeing Co.	4,648,164
35,500	L-3 Communications Holdings Inc.	2,923,070
65,600	Raytheon Co.	3,404,640
74,900	United Technologies Corp.	5,094,698

	Total Aerospace & Defense	16,070,572

Building Products - 1.1%
98,500	Masco Corp.	3,151,015

Commercial Services & Supplies - 1.3%
57,100	Avery Dennison Corp.	3,903,356

Industrial Conglomerates - 3.7%
158,300	General Electric Co.	5,706,715
55,400	Textron Inc.	5,161,618

	Total Industrial Conglomerates	10,868,333

Machinery - 1.0%
36,600	Parker Hannifin Corp.	3,029,016

	TOTAL INDUSTRIALS	37,022,292

INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 2.6%
146,300	Comverse Technology Inc.*	2,830,905
216,800	Nokia Oyj, ADR	4,791,280

	Total Communications Equipment	7,622,185

Computers & Peripherals - 1.2%
35,100	International Business Machines Corp.	3,480,165

Software - 1.1%
110,700	Microsoft Corp.	3,416,202

	TOTAL INFORMATION TECHNOLOGY	14,518,552

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
MATERIALS - 3.0%
Chemicals - 3.0%
44,800	Air Products & Chemicals Inc.	$3,344,768
109,300	E.I. du Pont de Nemours & Co.	5,416,908

	TOTAL MATERIALS	8,761,676

TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 4.4%
234,637	AT&T Inc.	8,829,390
71,350	Embarq Corp.	3,960,639

	Total Diversified Telecommunication Services	12,790,029

Wireless Telecommunication Services - 4.1%
88,700	ALLTEL Corp.	5,436,423
374,802	Sprint Nextel Corp.	6,682,719

	Total Wireless Telecommunication Services	12,119,142

	TOTAL TELECOMMUNICATION SERVICES	24,909,171

UTILITIES - 2.1%
Multi-Utilities - 2.1%
106,800	Sempra Energy	6,128,184

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $209,809,587)	285,461,564

FACE AMOUNT
SHORT-TERM INVESTMENT - 3.1%
Repurchase Agreement - 3.1%
$9,156,000	Interest in $48,580,000 joint tri-party repurchase agreement dated 1/31/07 with Morgan Stanley, 5.250% due 2/1/07; Proceeds at maturity - $9,157,335; (Fully collateralized by various U.S. government agency obligations, 5.375% to 5.500% due 1/10/11 to 9/25/13; Market value - $9,506,938) (Cost - $9,156,000)	9,156,000

	TOTAL INVESTMENTS - 100.3% (Cost - $218,965,587#)	294,617,564
	Liabilities in Excess of Other Assets - (0.3)%	(894,858)

	TOTAL NET ASSETS - 100.0%	$293,722,706

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 17.6%
Internet & Catalog Retail - 8.9%
497,100	Amazon.com Inc.*	$18,725,757
264,900	IAC/InterActiveCorp.*	10,172,160

	Total Internet & Catalog Retail	28,897,917

Media - 6.1%
476,920	Time Warner Inc.	10,430,241
264,915	Walt Disney Co.	9,317,060

	Total Media	19,747,301

Specialty Retail - 2.6%
212,150	Home Depot Inc.	8,642,991

	TOTAL CONSUMER DISCRETIONARY	57,288,209

CONSUMER STAPLES - 11.5%
Beverages - 5.0%
174,790	Coca-Cola Co.	8,368,945
122,100	PepsiCo Inc.	7,965,804

	Total Beverages	16,334,749

Food Products - 2.9%
185,175	Wm. Wrigley Jr. Co.	9,540,216

Household Products - 3.6%
180,155	Procter & Gamble Co.	11,686,655

	TOTAL CONSUMER STAPLES	37,561,620

FINANCIALS - 14.5%
Capital Markets - 7.4%
158,830	Merrill Lynch & Co. Inc.	14,860,135
111,370	Morgan Stanley	9,220,322

	Total Capital Markets	24,080,457

Diversified Financial Services - 0.6%
59,200	Nasdaq Stock Market Inc.*	2,017,536

Insurance - 6.5%
122,056	American International Group Inc.	8,354,733
118	Berkshire Hathaway Inc., Class A Shares*	12,985,900

	Total Insurance	21,340,633

	TOTAL FINANCIALS	47,438,626

HEALTH CARE - 21.8%
Biotechnology - 14.6%
260,680	Amgen Inc.*	18,344,052
180,150	Biogen Idec Inc.*	8,708,451
237,000	Genentech Inc.*	20,706,690

	Total Biotechnology	47,759,193

Health Care Equipment & Supplies - 2.2%
132,750	Medtronic Inc.	7,095,487

Pharmaceuticals - 5.0%
116,770	Johnson & Johnson	7,800,236
317,570	Pfizer Inc.	8,333,037

	Total Pharmaceuticals	16,133,273

	TOTAL HEALTH CARE	70,987,953

INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 10.1%
360,308	Cisco Systems Inc.*	9,580,590
299,600	Juniper Networks Inc.*	5,428,752

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Communications Equipment - 10.1% (continued)
497,680	Motorola Inc.	$9,878,948
219,200	QUALCOMM Inc.	8,255,072

	Total Communications Equipment	33,143,362

Internet Software & Services - 9.9%
227,200	Akamai Technologies Inc.*	12,764,096
296,900	eBay Inc.*	9,616,591
355,500	Yahoo! Inc.*	10,064,205

	Total Internet Software & Services	32,444,892

Semiconductors & Semiconductor Equipment - 6.3%
423,700	Intel Corp.	8,880,752
370,780	Texas Instruments Inc.	11,564,628

	Total Semiconductors & Semiconductor Equipment	20,445,380

Software - 8.4%
207,400	Electronic Arts Inc.*	10,370,000
287,600	Microsoft Corp.	8,875,336
354,800	Red Hat Inc.*	8,064,604

	Total Software	27,309,940

	TOTAL INFORMATION TECHNOLOGY	113,343,574

	TOTAL INVESTMENTS - 100.1% (Cost - $219,806,672#)	326,619,982
	Liabilities in Excess of Other Assets - (0.1)%	(438,817)

	TOTAL NET ASSETS - 100.0%	$326,181,165

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 1.1%
20,400	BorgWarner Inc.	$1,398,216

Diversified Consumer Services - 2.7%
248,400	ServiceMaster Co.	3,241,620

Household Durables - 5.7%
24,570	Black & Decker Corp.	2,144,469
26,390	Mohawk Industries Inc.*	2,175,064
77,900	Toll Brothers Inc.*	2,635,357

	Total Household Durables	6,954,890

Media - 2.5%
209	Gemstar-TV Guide International, Inc.*	844
20,100	R.H. Donnelley Corp.	1,338,258
78,600	Warner Music Group Corp.	1,685,184

	Total Media	3,024,286

Specialty Retail - 4.9%
72,150	Bed Bath & Beyond Inc.*	3,044,009
42,700	Sherwin-Williams Co.	2,950,570

	Total Specialty Retail	5,994,579

	TOTAL CONSUMER DISCRETIONARY	20,613,591

CONSUMER STAPLES - 1.0%
Beverages - 1.0%
15,600	Molson Coors Brewing Co., Class B Shares	1,260,480

ENERGY - 7.7%
Energy Equipment & Services - 4.1%
137,500	Input/Output Inc.*	1,882,375
36,690	Nabors Industries Ltd.*	1,110,973
49,650	Weatherford International Ltd.*	2,004,867

	Total Energy Equipment & Services	4,998,215

Oil, Gas & Consumable Fuels - 3.6%
28,990	Murphy Oil Corp.	1,441,093
39,210	Newfield Exploration Co.*	1,678,580
22,160	Nexen Inc.	1,341,123

	Total Oil, Gas & Consumable Fuels	4,460,796

	TOTAL ENERGY	9,459,011

FINANCIALS - 16.2%
Capital Markets - 1.8%
13,385	Bear Stearns Cos. Inc.	2,206,517

Commercial Banks - 1.0%
21,220	Comerica Inc.	1,258,346

Consumer Finance - 1.1%
49,350	Nelnet Inc., Class A Shares*	1,365,515

Insurance - 5.7%
20,931	Allied World Assurance Holdings Ltd.	891,661
8,820	Ambac Financial Group Inc.	777,042
41,500	Cincinnati Financial Corp.	1,856,710
53,950	Old Republic International Corp.	1,203,085
32,790	PartnerRe Ltd.	2,229,720

	Total Insurance	6,958,218

Real Estate Investment Trusts (REITs) - 1.6%
161,005	Spirit Finance Corp.	2,015,783

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Thrifts & Mortgage Finance - 5.0%
181,585	Hudson City Bancorp Inc.	$2,500,425
22,800	MGIC Investment Corp.	1,407,216
44,900	PMI Group Inc.	2,147,118

	Total Thrifts & Mortgage Finance	6,054,759

	TOTAL FINANCIALS	19,859,138

HEALTH CARE - 13.2%
Biotechnology - 4.4%
65,200	ImClone Systems Inc.*	1,920,792
76,800	MedImmune Inc.*	2,661,888
24,400	Vertex Pharmaceuticals Inc.*	862,540

	Total Biotechnology	5,445,220

Health Care Equipment & Supplies - 1.6%
40,510	Thermo Fisher Scientific Inc.*	1,938,404

Health Care Providers & Services - 4.9%
24,350	Coventry Health Care Inc.*	1,255,242
26,200	Health Net Inc.*	1,276,202
16,600	LCA-Vision Inc.	642,752
53,600	Pediatrix Medical Group Inc.*	2,816,144

	Total Health Care Providers & Services	5,990,340

Pharmaceuticals - 2.3%
102,900	Elan Corp. PLC, ADR*	1,281,105
80,200	MGI Pharma Inc.*	1,541,444

	Total Pharmaceuticals	2,822,549

	TOTAL HEALTH CARE	16,196,513

INDUSTRIALS - 14.8%
Aerospace & Defense - 4.5%
49,200	Armor Holdings Inc.*	2,976,600
31,200	L-3 Communications Holdings Inc.	2,569,008

	Total Aerospace & Defense	5,545,608

Commercial Services & Supplies - 2.3%
75,440	R.R. Donnelley & Sons Co.	2,798,824

Electrical Equipment - 1.2%
28,750	Roper Industries Inc.	1,492,700

Machinery - 6.8%
89,600	AGCO Corp.*	3,043,712
36,600	Eaton Corp.	2,867,610
28,700	Parker Hannifin Corp.	2,375,212

	Total Machinery	8,286,534

	TOTAL INDUSTRIALS	18,123,666

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 2.6%
166,800	Comverse Technology Inc.*	3,227,580

Computers & Peripherals - 5.3%
25,600	Lexmark International Inc., Class A Shares*	1,613,568
157,100	Palm Inc.*	2,172,693
138,200	Western Digital Corp.*	2,708,720

	Total Computers & Peripherals	6,494,981

Electronic Equipment & Instruments - 2.0%
62,300	Benchmark Electronics Inc.*	1,411,095
16,730	CDW Corp.	1,073,564

	Total Electronic Equipment & Instruments	2,484,659

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Internet Software & Services - 1.5%
67,200	j2 Global Communications Inc.*	$1,779,456

IT Services - 2.3%
23,967	Fidelity National Information Services Inc.	1,019,077
56,300	Sabre Holdings Corp., Class A Shares	1,819,053

	Total IT Services	2,838,130

Semiconductors & Semiconductor Equipment - 4.1%
128,300	Agere Systems Inc.*	2,583,962
52,300	Lam Research Corp.*	2,395,863

	Total Semiconductors & Semiconductor Equipment	4,979,825

Software - 1.9%
96,900	Check Point Software Technologies Ltd.*	2,312,034

	TOTAL INFORMATION TECHNOLOGY	24,116,665

MATERIALS - 3.3%
Chemicals - 1.8%
37,300	Cytec Industries Inc.	2,171,606

Metals & Mining - 1.5%
59,500	Compass Minerals International Inc.	1,846,285

	TOTAL MATERIALS	4,017,891

UTILITIES - 5.6%
Electric Utilities - 2.6%
67,200	Pepco Holdings Inc.	1,718,976
27,700	WPS Resources Corp.	1,469,485

	Total Electric Utilities	3,188,461

Multi-Utilities - 3.0%
36,700	SCANA Corp.	1,494,424
37,700	Sempra Energy	2,163,226

	Total Multi-Utilities	3,657,650

	TOTAL UTILITIES	6,846,111

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $102,981,640)	120,493,066

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.7%
Repurchase Agreement - 2.7%
$3,275,000	Interest in $535,536,000 joint tri-party repurchase agreement dated 1/31/07 with Deutsche Bank Securities Inc., 5.260% due 2/1/07; Proceeds at maturity - $3,275,479; (Fully collateralized by various U.S. government agency obligations, 0.000% to 14.299% due 11/25/15 to 2/25/37; Market value - $3,340,500) (Cost - $3,275,000)	3,275,000

	TOTAL INVESTMENTS - 101.1% (Cost - $106,256,640#)	123,768,066
	Liabilities in Excess of Other Assets - (1.1)%	(1,387,653)

	TOTAL NET ASSETS - 100.0%	$122,380,413

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 18.8%
Media - 18.5%
1,273,275	Cablevision Systems Corp., New York Group, Class A Shares	$38,567,500
166,349	CBS Corp., Class B Shares	5,185,098
132,842	Comcast Corp., Class A Shares*	5,887,557
1,348,160	Comcast Corp., Special Class A Shares*	58,591,034
201,340	Discovery Holding Co., Class A Shares*	3,336,204
81,888	Liberty Global Inc., Series A Shares*	2,461,553
83,046	Liberty Global Inc., Series C Shares*	2,344,389
100,670	Liberty Media Holding Corp., Capital Group, Series A Shares*	10,298,541
503,350	Liberty Media Holding Corp., Interactive Group, Series A Shares*	12,266,640
2,484,705	Sirius Satellite Radio Inc.*	9,168,561
2,029,367	Time Warner Inc.	44,382,256
166,349	Viacom Inc., Class B Shares*	6,765,414
675,000	Walt Disney Co.	23,739,750
34,600	World Wrestling Entertainment Inc.	556,368

	Total Media	223,550,865

Specialty Retail - 0.3%
215,000	Charming Shoppes Inc.*	2,820,800
12,600	J. Crew Group Inc.*	457,758

	Total Specialty Retail	3,278,558

	TOTAL CONSUMER DISCRETIONARY	226,829,423

ENERGY - 13.8%
Energy Equipment & Services - 8.0%
165,800	Core Laboratories NV*	13,661,920
580,650	Grant Prideco Inc.*	22,749,867
1,490,900	Weatherford International Ltd.*	60,202,542

	Total Energy Equipment & Services	96,614,329

Oil, Gas & Consumable Fuels - 5.8%
1,591,600	Anadarko Petroleum Corp.	69,632,500
6,325	Bill Barrett Corp.*	195,442

	Total Oil, Gas & Consumable Fuels	69,827,942

	TOTAL ENERGY	166,442,271

FINANCIALS - 13.9%
Capital Markets - 12.9%
154,400	Cohen & Steers Inc.	7,527,000
1,225,684	Lehman Brothers Holdings Inc.	100,800,252
500,400	Merrill Lynch & Co. Inc.	46,817,424

	Total Capital Markets	155,144,676

Diversified Financial Services - 0.4%
83,725	CIT Group Inc.	4,936,426

Insurance - 0.0%
2,415	National Financial Partners Corp.	118,576

Thrifts & Mortgage Finance - 0.6%
49,500	Astoria Financial Corp.	1,464,705
361,566	New York Community Bancorp Inc.	6,106,850

	Total Thrifts & Mortgage Finance	7,571,555

	TOTAL FINANCIALS	167,771,233

HEALTH CARE - 32.5%
Biotechnology - 16.7%
162,500	Alkermes Inc.*	2,424,500
770,105	Amgen Inc.*	54,192,289
933,806	Biogen Idec Inc.*	45,140,182
101,900	Genentech Inc.*	8,903,003

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Biotechnology - 16.7% (continued)
825,168	Genzyme Corp.*	$54,238,293
541,275	ImClone Systems Inc.*	15,945,961
224,750	Isis Pharmaceuticals Inc.*	2,335,153
36,716	Micromet Inc.*	107,578
766,905	Millennium Pharmaceuticals Inc.*	8,512,645
265,400	Vertex Pharmaceuticals Inc.*	9,381,890
29,445	ViaCell Inc.*	164,303

	Total Biotechnology	201,345,797

Health Care Equipment & Supplies - 0.4%
92,100	Biosite Inc.*	4,962,348

Health Care Providers & Services - 7.2%
1,672,000	UnitedHealth Group Inc.	87,378,720

Life Sciences Tools & Services - 0.0%
173,000	Nanogen Inc.*	306,210

Pharmaceuticals - 8.2%
96,900	BioMimetic Therapeutics Inc.*	1,492,260
1,048,800	Forest Laboratories Inc.*	58,848,168
243,448	Johnson & Johnson	16,262,326
635,666	King Pharmaceuticals Inc.*	11,352,995
75,289	Pfizer Inc.	1,975,583
78,576	Teva Pharmaceutical Industries Ltd., ADR	2,758,018
323,000	Valeant Pharmaceuticals International	5,694,490

	Total Pharmaceuticals	98,383,840

	TOTAL HEALTH CARE	392,376,915

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.6%
378,800	L-3 Communications Holdings Inc.	31,190,392

Industrial Conglomerates - 4.4%
1,683,412	Tyco International Ltd.	53,667,175

Machinery - 0.9%
308,000	Pall Corp.	10,706,080

	TOTAL INDUSTRIALS	95,563,647

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.5%
186,100	C-COR Inc.*	2,547,709
890,500	Motorola Inc.	17,676,425
448,325	Nokia Oyj, ADR	9,907,982

	Total Communications Equipment	30,132,116

Computers & Peripherals - 2.4%
242,000	Quantum Corp.*	602,580
485,000	SanDisk Corp.*	19,497,000
324,148	Seagate Technology	8,781,169

	Total Computers & Peripherals	28,880,749

Electronic Equipment & Instruments - 0.0%
12,400	Excel Technology Inc.*	341,496
5,200	IPG Photonics Corp.*	137,332

	Total Electronic Equipment & Instruments	478,828

Semiconductors & Semiconductor Equipment - 5.5%
545,000	Broadcom Corp., Class A Shares*	17,396,400
125,000	Cabot Microelectronics Corp.*	3,773,750
229,000	Cirrus Logic Inc.*	1,699,180
133,000	Cree Inc.*	2,045,540
133,000	DSP Group Inc.*	2,790,340
358,334	Intel Corp.	7,510,681
1,617,300	Micron Technology Inc.*	20,944,035

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 5.5% (continued)
543,000	RF Micro Devices Inc.*	$4,191,960
10,300	Standard Microsystems Corp.*	287,370
343,091	Teradyne Inc.*	5,112,056

	Total Semiconductors & Semiconductor Equipment	65,751,312

Software - 1.3%
106,000	Advent Software Inc.*	3,789,500
230,000	Autodesk Inc.*	10,055,600
72,264	Microsoft Corp.	2,230,067

	Total Software	16,075,167

	TOTAL INFORMATION TECHNOLOGY	141,318,172

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
63,912	AT&T Inc.	2,405,009

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $892,354,894)	1,192,706,670

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.3%
Repurchase Agreement - 1.3%
$15,580,000	Interested in $513,597,000 joint tri-party repurchase agreement dated 1/31/07 with Greenwich Capital Markets Inc., 5.260% due 2/1/07; Proceeds at maturity - $15,582,276; (Fully collateralized by various U.S. government agency obligations, 3.407% to 7.111% due 7/1/15 to 5/1/42; Market value - $15,891,614) (Cost - $15,580,000)	15,580,000

	TOTAL INVESTMENTS - 100.1% (Cost - $907,934,894#)	1,208,286,670
	Liabilities in Excess of Other Assets - (0.1)%	(1,475,580)

	TOTAL NET ASSETS - 100.0%	$1,206,811,090

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.6%
Australia - 1.9%
53,000	Macquarie Bank Ltd.	$3,322,158

Denmark - 1.7%
35,930	Novo Nordisk A/S, Class B Shares	3,088,045

Finland - 2.5%
200,000	Nokia Oyj	4,365,064

France - 6.3%
40	Arkema, ADR*	2,004
32,625	Essilor International SA	3,649,315
25,000	Groupe Danone	3,841,204
52,000	Total SA	3,501,410
1,600	Total SA, ADR	108,880

	Total France	11,102,813

Germany - 5.0%
25,300	BASF AG	2,431,370
450	BASF AG, ADR	43,547
50,000	SAP AG	2,301,473
1,300	SAP AG, ADR	60,242
67,700	Stada Arzneimittel AG	3,898,543

	Total Germany	8,735,175

Greece - 1.8%
30,000	EFG Eurobank Ergasias	1,169,910
56,250	Piraeus Bank SA	2,012,245

	Total Greece	3,182,155

Hong Kong - 0.7%
120,000	Hutchison Whampoa Ltd.	1,192,570

Ireland - 8.4%
106,900	Bank of Ireland	2,381,762
77,512	CRH PLC	3,052,963
495,000	Grafton Group PLC*	7,612,019
72,740	Irish Continental Group PLC	1,498,692
35,391	United Drug PLC	185,859

	Total Ireland	14,731,295

Italy - 1.6%
114,000	Saipem SpA	2,778,536

Japan - 22.8%
51,000	Aisin Seiki Co., Ltd.	1,656,036
64,500	Canon Inc.	3,384,078
48,000	Daikin Industries Ltd.	1,582,418
43,000	Fanuc Ltd.	3,961,414
89,000	Honda Motor Co., Ltd.	3,492,936
2,000	Honda Motor Co., Ltd., ADR	78,660
65,200	Hoya Corp.	2,359,547
280	Mitsubishi UFJ Financial Group Inc.	3,377,675
17,400	Nidec Corp.	1,226,324
460	NTT Data Corp.	2,345,038
15,800	ORIX Corp.	4,516,897
184,000	Sharp Corp.	3,124,184
62,400	Shin-Etsu Chemical Co., Ltd.	4,042,105
79,000	Terumo Corp.	3,165,744
63,000	Trend Micro Inc.	1,717,756

	Total Japan	40,030,812

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
Mexico - 2.7%
1,080,200	Wal-Mart de Mexico SA de CV	$4,765,862

Netherlands - 1.0%
39,351	ING Groep NV, CVA	1,716,162

Norway - 1.7%
159,900	Acergy SA*	3,090,546

Singapore - 0.9%
106,000	DBS Group Holdings Ltd.	1,517,834

Spain - 2.8%
205,000	Indra Sistemas SA	4,996,490

Sweden - 2.9%
90,000	Assa Abloy AB	1,963,260
91,400	Atlas Copco AB, Class A Shares	3,115,313

	Total Sweden	5,078,573

Switzerland - 14.0%
90,000	Mettler-Toledo International Inc.*	7,452,000
6,740	Nestle SA	2,466,018
41,000	Novartis AG	2,352,486
38,900	Roche Holding AG	7,290,241
80,000	UBS AG	4,991,179

	Total Switzerland	24,551,924

United Kingdom - 19.5%
125,000	BG Group PLC	1,638,619
337,300	BP PLC	3,535,334
426,500	Capita Group PLC	5,302,427
430,000	Cobham PLC	1,741,225
65,000	Rio Tinto PLC	3,460,586
969,000	Serco Group PLC	7,876,164
151,700	Smith & Nephew PLC	1,703,794
285,352	Tesco PLC	2,338,965
357,000	Tomkins PLC	1,905,911
1,622,250	Vodafone Group PLC	4,708,103

	Total United Kingdom	34,211,128

United States - 1.4%
101,814	News Corp., Class B Shares	2,489,352

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $90,035,356)	174,946,494

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
$726,000	Interest in $513,597,000 joint tri-party repurchase agreement dated 1/31/07 with Greenwich Capital Markets Inc., 5.260% due 2/1/07; Proceeds at maturity - 726,106; (Fully collateralized by various U.S. government agency obligations, 3.407% to 7.111% due 7/1/15 to 5/1/42; Market value - $740,521) (Cost - $726,000)	726,000

	TOTAL INVESTMENTS - 100.0% (Cost - $90,761,356#)	175,672,494
	Liabilities in Excess of Other Assets - 0.0%	(70,602)

	TOTAL NET ASSETS - 100.0%	$175,601,892

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)

Summary of Investments by Sector**
Industrials	21.5%
Information Technology	17.3
Health Care	14.4
Financials	14.2
Energy	8.3
Consumer Staples	7.6
Materials	7.4
Consumer Discretionary	6.2
Telecommunication Services	2.7
Short Term Investment	0.4

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2007 and are subject to change.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Large Cap Value Portfolio, Legg Mason Partners Variable Large Cap Growth Portfolio, Legg Mason Partners Variable Mid Cap Core Portfolio, Legg Mason Partners Variable Aggressive Growth Portfolio, and Legg Mason Partners Variable International All Cap Growth Portfolio (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios III, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Funds may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign Security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Legg Mason Partners Variable Cap Value Portfolio	$76,840,496	$(1,188,519)	$75,651,977
Legg Mason Partners Variable Large Cap Growth Portfolio	112,358,704	(5,545,394)	106,813,310
Legg Mason Partners Variable Mid Cap Core Portfolio	19,015,046	(1,503,620)	17,511,426
Legg Mason Partners Variable Aggressive Growth Portfolio	396,797,685	(96,445,909)	300,351,776
Legg Mason Partners Variable International All Cap Growth Portfolio	86,172,568	(1,261,430)	84,911,138

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios III, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: March 29, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date: March 29, 2007